PRIVATE PLACEMENT (Details Narrative) - Private Placement [Member]	Nov. 20, 2023 USD ($) $ / shares shares
Subsidiary, Sale of Stock [Line Items]
Number of stock sold, value	$ 2,000,000
Commmon stock share per share | $ / shares	$ 0.91
Number of shares sold | shares	2,198,000
Proceeds from sale of equity	$ 1,900,000
Transaction fees	$ 100,000